Note to cash flow statement - Changes in liabilities arising from financing activities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	€ (2,746.8)	€ (4,116.2)	€ (5,077.4)
Repayments of borrowings	50.0	1,100.5	1,039.4
Lease liabilities paid	36.4	42.7	46.3
Lease modifications/additions	(22.8)		(122.1)
Interest expense	(2.8)	(3.5)	(3.3)
Foreign exchange	3.3	16.2	0.9
Promissory notes		213.5
Balance at end of year	(2,682.7)	(2,746.8)	(4,116.2)
Less than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(89.4)	(1,099.9)
Balance at end of year	(886.1)	(89.4)	(1,099.9)
More than one year
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of year	(2,657.4)	(3,016.3)
Balance at end of year	€ (1,796.6)	€ (2,657.4)	€ (3,016.3)